STOCKHOLDERS' DEFICIT (Details Narrative)																												1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2017 $ / shares shares	Mar. 21, 2017 USD ($) Number $ / shares	Mar. 15, 2017 USD ($) $ / shares shares	Mar. 03, 2017 USD ($) shares	Feb. 23, 2017 USD ($) $ / shares shares	Feb. 16, 2017 $ / shares shares	Feb. 10, 2017 USD ($)	Jan. 18, 2017 USD ($) $ / shares shares	Jan. 02, 2017 shares	Dec. 29, 2016 USD ($) $ / shares shares	Dec. 21, 2016 USD ($) $ / shares shares	Dec. 06, 2016 shares	Nov. 30, 2016 USD ($) Number $ / shares shares	Nov. 01, 2016 shares	Oct. 02, 2016 $ / shares shares	Sep. 29, 2016 USD ($) $ / shares shares	Sep. 22, 2016 USD ($) $ / shares shares	Sep. 21, 2016 USD ($) $ / shares shares	Sep. 20, 2016 shares	Sep. 19, 2016 USD ($) $ / shares	Aug. 24, 2016	Apr. 05, 2016 USD ($) $ / shares shares	Jan. 15, 2016 USD ($) shares	Sep. 06, 2015 USD ($)	Aug. 20, 2015 USD ($) $ / shares shares	Jan. 08, 2015 $ / shares shares	Mar. 21, 2017 USD ($) Number $ / shares shares	Dec. 29, 2016 USD ($) $ / shares	Nov. 30, 2016 USD ($) Number $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Sep. 16, 2016 Number	Sep. 30, 2014 $ / shares shares	Mar. 26, 2013 shares	Dec. 10, 2012 shares	Mar. 22, 2012 shares	Aug. 03, 2006 $ / shares shares
Common stock authorized previously		180,000,000																													180,000,000		180,000,000		180,000,000
Common stock authorized		500,000,000																													500,000,000		500,000,000		500,000,000	500,000,000
Description of reverse stock-split																			1-for-200	1-for-200		1-for-200											Approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.		Approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.
Common and preferred stock authorized		515,000,000																													515,000,000		515,000,000		515,000,000
Blank-check preferred stock authorized		15,000,000																													15,000,000		15,000,000		15,000,000
Blank-check preferred stock par value (in dollars per share) | $ / shares		$ 0.001																													$ 0.001		$ 0.001		$ 0.001
Common stock issued		2,528,061																	200	200											2,528,061		2,528,061		1,941,061	512,405
Common stock outstanding		2,528,061																	200	200											2,528,061		2,528,061		1,941,061	512,405
Amount of debt converted | $																																	$ 5,300,000
Number of shares issued for debt settlement																																			1,263,406
Accrued interest | $																																			$ 317,000
Number of options outstanding		348,095																													348,095	325,095	348,095		223,120	71,183		62,120
Number of options exercised
Common stock exercise price (in dollars per share) | $ / shares		$ 34.72																													$ 34.72	$ 36.74	$ 34.72		$ 50.98	$ 150.00		$ 168.00
Number of stock options granted																															23,000	102,000			152,250	10,000
Value of shares issued upon services | $																																	$ 145,000
Total unrecognized stock-based compensation | $																																			$ 104,400
Intrinsic value of award granted booked as prepaid expenses | $																																	350,000
Amortization of prepaid expenses | $																																	490,000
Proceeds from issuance of private placement | $																																	$ 2,981,300
2006 Stock Incentive Plan [Member]
Number of shares reserved for future issuance																																										3,339
Number of options outstanding		2,199																													2,199		2,199		2,224
Number of options exercised																																			355
Number of shares expired																																	754		729
2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares		$ 8.94																													$ 8.94		$ 8.94
Aggregate intrinsic value of awarded shares | $																	$ 840,000	$ 720,000
Number of shares reserved for future issuance																																			135,354
Number of options outstanding		345,896																													345,896		345,896		220,896
Common stock exercise price (in dollars per share) | $ / shares																		$ 6.00									$ 50.00
Number of options authorized															500,000			500,000					200,000																75,000	27,500	1,667
Number of stock options granted										50,000																	1,250
Description of vesting rights																											The option vesting is contingent upon the achievement of agreed upon goals.
Description of plan terms

(i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 75,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1 of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan;

(i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 200,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan.

Intrinsic value of award granted booked as prepaid expenses | $																																			$ 770,000
Amortization of prepaid expenses | $																																			$ 70,000
Common Stock [Member]
Number of shares issued upon services																																	20,000
Value of shares issued upon services | $
Number of common stock issued																																	477,000
Stock Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																							$ 5.10
Aggregate intrinsic value of awarded shares | $																							$ 70,100
Restricted Stock [Member] | 2006 Stock Incentive Plan [Member]
Number of equity instruments other than options outstanding																																			31
Restricted Stock [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of shares reserved for future issuance		60,354																													60,354		60,354
Number of equity instruments other than options outstanding		143,750																													143,750		143,750		143,750
Mr. Robin L. Smith [Member]
Amount of debt converted | $	[1]																																$ 100,000
Mr. Robin L. Smith [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares																		40,000
Description of vesting rights

(a) 20% vested on the date of grant, (b) 20% vested upon receiving CMS approval to bill Medicare, (c) 20% will vest upon signing a healthcare system to use our PEER technology, (d) 20% will vest upon signing a multi-practitioner group to use our PEER technology, and (e) 20% will vest upon up-listing to an exchange in 1 year.

Mr. Robin L. Smith [Member] | Private Placement [Member]
Shares issued (in dollars per share) | $ / shares														$ 6.25																$ 6.25
Number of common stock issued														16,000																16,000
Proceeds from issuance of private placement | $														$ 100,000																$ 100,000
Mr. Robin L. Smith [Member] | Stock Compensation Plan [Member]
Number of awarded shares																							5,000
Mr. Robin L. Smith [Member] | Restricted Stock [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																										$ 11.00
Number of awarded shares																										3,750
Aggregate intrinsic value of awarded shares | $																										$ 41,300
Geoffrey E. Harris [Member]
Amount of debt converted | $	[2]																																10,000
Geoffrey E. Harris [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																		$ 6.00
Number of awarded shares																		20,000
Geoffrey E. Harris [Member] | Private Placement [Member]
Number of common stock issued					5,000																							5,000
Proceeds from issuance of private placement | $					$ 31,250																							$ 31,250
Geoffrey E. Harris [Member] | Stock Compensation Plan [Member]
Number of awarded shares																							2,500
Other Directors [Member] | Stock Compensation Plan [Member]
Number of awarded shares																							1,250
Mr. George Carpenter [Member]
Number of awarded shares																							5,000
Amount of debt converted | $	[3]																																100,000
Mr. George Carpenter [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares																		32,000
Description of vesting rights

a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon signing a multi-practitioner group to use our PEER technology.

Mr. Paul Buck [Member]
Number of awarded shares																							5,000
Mr. Paul Buck [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares																		32,000
Description of vesting rights

(a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon up-listing to an exchange in 1 year.

Mr. George Carpenter & Mr. Paul Buck [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																							$ 5.10
Aggregate intrinsic value of awarded shares | $																							$ 51,000
Description of vesting rights																							50% vested on the date of grant and the remaining 50% vest pro rata over twelve months starting on the date of grant.
Intrinsic value of award granted booked as prepaid expenses | $																							$ 25,500												$ 12,700
Amortization of prepaid expenses | $																																			$ 12,800
Six Accredited Investors [Member] | Private Placement [Member]
Number of common stock issued																														160,000
Proceeds from issuance of private placement | $																														$ 1,000,000
Number of accredited investors | Number														6																6
John Pappajohn [Member]
Amount of debt converted | $	[4]																																$ 1,600,000
Number of accredited investors | Number																																					12
John Pappajohn [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																		$ 6.00
Number of awarded shares																		20,000
John Pappajohn [Member] | Private Placement [Member]
Shares issued (in dollars per share) | $ / shares														$ 6.25																$ 6.25
Number of common stock issued											16,000																	72,000		32,000			120,000
Proceeds from issuance of private placement | $			$ 250,000					$ 200,000			$ 100,000			$ 200,000														$ 450,000	$ 100,000	$ 200,000			$ 750,000
Mr. Thomas Tierney (Tierney Family Trust) [Member]
Amount of debt converted | $	[5]																																640,000
Mr. Thomas Tierney (Tierney Family Trust) [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																	$ 6.00
Number of awarded shares																	20,000
Aggregate intrinsic value of awarded shares | $																	$ 120,000
Mr. Thomas Tierney (Tierney Family Trust) [Member] | Private Placement [Member]
Shares issued (in dollars per share) | $ / shares														$ 6.25																$ 6.25
Number of common stock issued														32,000																32,000
Proceeds from issuance of private placement | $														$ 200,000																$ 200,000
Four Accredited Investors [Member]
Amount of debt converted | $																									$ 200,000
Four Accredited Investors [Member] | Private Placement [Member]
Shares issued (in dollars per share) | $ / shares			$ 6.25									$ 6.25																$ 6.25
Number of common stock issued												48,000																237,000
Proceeds from issuance of private placement | $												$ 300,000																$ 237,000
Number of accredited investors | Number			4																									4
Two Accredited Investors [Member] | Private Placement [Member]
Shares issued (in dollars per share) | $ / shares											$ 6.25																		$ 6.25
Number of common stock issued											32,000
Proceeds from issuance of private placement | $											$ 200,000
RSJ Private Equity (Michal Votruba) [Member] | Private Placement [Member]
Number of common stock issued																												160,000
Proceeds from issuance of private placement | $																												$ 160,000
Staff Members [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																$ 6.00
Number of stock options granted																102,000
Description of vesting rights																Vest pro-rata over 12 months starting on the date of grant.
Staff Members [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares																							1,000
Common stock exercise price (in dollars per share) | $ / shares							$ 7.25									$ 6.00							$ 5.10
Number of stock options granted							5,000									102,000							7,250
Description of vesting rights							Options vest pro-rata over 36 months starting on the date of grant.									Options vest pro-rata over 12 months starting on the date of grant.							These shares vest pro-rata over 12 months starting on the date of grant.
Directors and Officers [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares																		144,000
Common stock exercise price (in dollars per share) | $ / shares																		$ 6.00
Mr. Andrew H. Sassine [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares																		20,000
Mr. Zachary McAdoo [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares																		20,000
Robert Follman (Follman Family Trust) [Member]
Amount of debt converted | $	[6]																																$ 550,000
Robert Follman (Follman Family Trust) [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																		$ 6.00
Number of awarded shares																		20,000
Mr. Michal Votruba [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share) | $ / shares																		$ 6.00
Number of awarded shares																		20,000
Dr. Donald D'Ambrosio [Member]
Number of options outstanding		18,000																													18,000		18,000
Common stock exercise price (in dollars per share) | $ / shares		$ 5.90																													$ 5.90		$ 5.90
Description of vesting rights

(i) the option to purchase 15,000 shares vesting in equal monthly installments over 36 months from March 31, 2017, and (ii) the option to purchase 3,000 shares vesting upon the Company's successful listing of its common stock on a national securities exchange.

Consulting Agreement [Member] | Dian Griesel International [Member]
Aggregate intrinsic value of awarded shares | $																								$ 6,900
Monthly professional fees | $																								5,000
Consulting Agreement [Member] | Dian Griesel International [Member]
Aggregate intrinsic value of awarded shares | $																								$ 6,900
Number of shares issued upon services																								1,500
Consulting Agreement [Member] | Strategic Growth 1, Ltd ("CSG") [Member]
Monthly professional fees | $									$ 4,000
Number of shares issued upon services				2,500					7,500
Shares issued (in dollars per share) | $ / shares				$ 7.60					$ 9.00
Value of shares issued upon services | $				$ 19,000					$ 67,500
Second Omnibus Amendment [Member]
Aggregate principal amount | $																					$ 6,000,000
Description of agreement

With a majority of over 80% of the holders of certain convertible notes issued between September 2014 and August 2016 in aggregate principal amount of $6,000,000 (the “Notes”), thereby amending: (i) the Notes, (ii) that certain second amended and restated note and warrant purchase agreement dated as of December 23, 2015, as thereafter amended and (iii) the warrants ("Warrants") issued in connection with the Notes.

Conversion price (in dollars per share) | $ / shares																			$ 5.00		$ 5.00
Amount of debt converted | $																			$ 6,000,000
Number of shares issued for debt settlement																			1,263,406
Accrued interest | $																			$ 317,000
Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Shares issued (in dollars per share) | $ / shares						$ 7.25
Number of common stock issued						20,000
Proceeds from issuance of private placement | $						$ 145,000
Number of common shares purchased													10,000,000
Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Commitment Shares [Member]
Number of common shares purchased													80,000
Minimum [Member]
Description of reverse stock-split																																	1-for-10			1-for-10
Minimum [Member] | 2006 Stock Incentive Plan [Member]
Common stock exercise price (in dollars per share) | $ / shares																																										$ 720
Number of options authorized																																										2,400
Minimum [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Common stock exercise price (in dollars per share) | $ / shares		$ 5.10																													5.10		$ 5.10
Maximum [Member]
Description of reverse stock-split																																	1-for-200			1-for-200
Maximum [Member] | 2006 Stock Incentive Plan [Member]
Common stock exercise price (in dollars per share) | $ / shares																																										$ 6,540
Number of options authorized																																										6,540
Maximum [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Common stock exercise price (in dollars per share) | $ / shares		$ 600																													$ 600		$ 600
Maximum [Member] | Consulting Agreement [Member] | Strategic Growth 1, Ltd ("CSG") [Member] | Common Stock [Member]
Number of shares issued upon services				10,000
Weighted Average [Member] | 2006 Stock Incentive Plan [Member]
Number of options authorized																																										4,090

[1]	Dr. Robin Smith is the Chairman of the Board.
[2]	Geoffrey Harris is a member of the Board and Chairman of the Audit Committee.
[3]	George Carpenter is the CEO of the Company.
[4]	John Pappajohn is a member of the Board. He purchased $1,600,000 of Notes of which $200,000 were assigned to four accredited investors on September 6, 2015. Approximately $10,400 of the total interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the conversion of such transferred Notes.
[5]	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board on February 25, 2013 and served as Chairman of the Board from March 26, 2013 through his resignation on May 22, 2015. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
[6]	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.